Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 204,350	$ 86,463
Total Assets	784,683	669,153
Current Liabilities	102,626	73,243
Total Liabilities	187,241	188,798
Shareholders' Equity
Issued Capital	1,508,846	1,310,813
Reserves
Accumulated losses	(1,010,903)	(908,761)
Total Equity	597,442	480,355	$ 501,838	$ 497,044
Profit (loss)	(102,142)	(87,956)	(81,889)
Total comprehensive (loss)/income for the period	(100,608)	(88,648)	$ (82,463)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	35,381	37,166
Total Assets	1,122,282	958,323
Current Liabilities	14,879	30,709
Total Liabilities	16,964	33,358
Shareholders' Equity
Issued Capital	1,508,846	1,310,813
Reserves
Foreign Currency Translation Reserve	(262,349)	(261,745)
Share Options Reserve	111,273	91,940
Warrant Reserve	12,969	12,969
Accumulated losses	(265,421)	(229,012)
Total Equity	1,105,318	924,965
Profit (loss)	(35,672)	(16,847)
Total comprehensive (loss)/income for the period	$ (35,672)	$ (16,847)